Earnings Per Common Share - Additional Information (Detail) - Successor [Member] shares in Millions	1 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended
	Oct. 31, 2014	Jul. 31, 2013	Mar. 31, 2015 shares	Mar. 31, 2014 shares	Dec. 31, 2012 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)			0.0	16.2	0.0	7.2	16.3
Stock split conversion ratio (in shares)	1.69	100,000.00